May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Value Fund Inc. (the "Fund")
                  FILE NOS. 33-30139 AND 811-05848
                  ----------------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041772 ).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-7159.


                                                      Very truly yours,


                                                      /S/ DANIELLE WARREN
                                                      -------------------
                                                      Danielle Warren
                                                      Regulatory Administration



cc:      B. Alpert
         J. Egan
         R. DiMartino, Esq. H. Robichaud A. Lonergan